Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information	12 Months Ended
Dec. 31, 2025
Disclosure of reclassifications or changes in presentation [abstract]
Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information	Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information
a) Introduction
Banco Santander, S.A. ('the parent' or 'Banco Santander'), is a private-law entity subject to the rules and regulations applicable to banks operating in Spain, where it was constituted and currently maintains its legal domicile, which is paseo de Pereda, numbers 9 to 12, 39004, Santander, Spain.
The principal headquarters of Banco Santander are located in Ciudad Grupo Santander, Avenida Cantabria s/n, 28660, Boadilla del Monte, Madrid, Spain.
The corporate purpose of Banco Santander, S.A. mainly entails carrying out all kinds of activities, operations and services inherent to the banking business in general and permitted by current legislation, and the acquisition, holding, enjoyment and disposal of all kinds of securities.
In addition to the operations carried on directly by it, Banco Santander is the head of a group of subsidiaries that engage in various business activities and which compose, together with it, Grupo Santander ('Santander' or 'the Group'). Therefore, Banco Santander is obliged to prepare, in addition to its own separate financial statements, the Group's consolidated financial statements, which also include the interests in joint ventures and investments in associates.
At 31 December 2025, Grupo Santander consisted of 755 subsidiaries of Banco Santander, S.A. In addition, other 191 companies are associates of the Group, joint ventures or companies of which the Group holds more than 5% (excluding the Group companies of negligible interest with respect to the fair presentation that the annual accounts must express).
Grupo Santander consolidated financial statements for 2023 were approved by the shareholders at the group´s annual general meeting on 22 March 2024. Grupo Santander consolidated financial statements for 2024 were approved by the shareholders at the group´s annual general meeting on 4 April 2025. The Group's 2025 consolidated financial statements, the financial statements of the parent and of substantially all the Group companies have not been approved yet by their shareholders at the respective annual general meetings. However, Banco Santander board of directors considers that the aforementioned financial statements will be approved without any significant changes.
b) Basis of presentation of the consolidated financial statements
Under Regulation (EC) n.º 1606/2002 of the European Parliament and of the Council of 19 July 2002 all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated financial statements for the years beginning on or after 1 January 2005 in conformity with the International Financial Reporting Standards ('IFRS') previously adopted by the European Union ('EU-IFRS').
In order to adapt the accounting system of Spanish credit institutions with the principles and criteria established by the IFRS adopted by the European Union ('EU-IFRS'), the Bank of Spain published circular 4/2017, dated 27 November 2017, on Public and Confidential Financial Reporting Standards and Financial Statement Formats and the following regulations.
Particularly, during 2025 and 2023, the Bank of Spain published Circulars 1/2025 of 19 December of 2025, and 1/2023 of 24 February of 2023, amending Circular 4/2017 of 27 November to credit institutions on Public and Confidential Financial Reporting Standards and Financial Statement Formats.
Grupo Santander consolidated financial statements for 2025 were authorised by the Bank's directors (at the board meeting on 24 February 2026) in accordance with International Financial Reporting Standards as adopted by the European Union and with Bank of Spain circular 4/2017 and subsequent modifications, and Spanish corporate and commercial law applicable to the Group, using the basis of consolidation, accounting policies and measurement bases set forth in note 2, accordingly, they present fairly the Group's equity and financial position at 31 December 2025, 2024 and 2023 and the consolidated results of its operations and the consolidated cash flows in 2025, 2024 and 2023. These consolidated annual accounts have been prepared on the basis of the accounting records held by Banco Santander and by each of the other companies of the Group, and include the adjustments and reclassifications required to standardise the accounting policies and valuation criteria applied by Grupo Santander. The consolidated financial statements are also in compliance with IFRS as issued by the International Accounting Standards Board ('IFRS – IASB' and together with IFRS adopted by the European Union, 'IFRS').
The notes to the consolidated financial statements contain additional information to that presented in the consolidated balance sheet, consolidated income statement, consolidated statement of recognised income and expense, consolidated statement of changes in total equity and consolidated statement of cash flows. The notes provide, in a clear, relevant, reliable and comparable manner, narrative descriptions and breakdowns of these statements.
The information contained in the consolidated income statement has been reclassified as a result of the change in the presentation for certain charges at 31 December 2025 in the amount of EUR 427 million, mainly levies and other expenses, of which EUR 359 million have been reclassified from the line item 'Other provisions' to the line item 'Other operating expenses'.
The figures of the consolidated annual accounts are presented in millions of euros unless another alternative monetary unit is indicated, rounded to the nearest million unit.
Adoption of new standards and interpretations issued
The following modifications came into force and were adopted by the European Union in 2025:
•IAS 21 Effects of changes in foreign currency exchange rates: IAS 21 established the requirements to apply when there is a temporary lack of interchangeability between two currencies, but did not give indications when this situation was not temporary. Given this scenario, IAS 21 has been modified establishing the criteria to identify these situations, specifying how entities should estimate the spot exchange rate, the methodologies and data to be considered, as well as the associated disclosure requirements. This modification was applied in advance by the Group on 31 December 2024. For more information, see Note 2.a.iv.
The application of the aforementioned amendment to accounting standards and interpretations did not have any material effects on Grupo Santander consolidated financial statements.
Likewise, at the date of approval of these consolidated annual accounts, the following standards which effectively came into force have effective dates after 31 December 2025:
•Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures: (i) amendments to classification and measurement requirements related to the assessment of contractual cash flows of certain financial assets (with ESG characteristics, non-recourse or contractually linked); (ii) an accounting policy option for the derecognition of financial liabilities settled through an electronic payment system is included; (iii) the disclosure requirements related to equity instruments designated at fair value through other comprehensive income are amended; (iv) disclosure requirements are included for financial instruments with contingent characteristics that may modify their contractual cash flows. These amendments will be applicable from 1 January 2026.
•Amendments to IFRS 9 and IFRS 7 - Nature-dependent electricity contracts for electricity contracts dependent on energy sources and susceptible to variations due to uncontrollable factors, such as weather conditions, this modification: (i) clarifies the application of the 'own use' requirements; (ii) allows hedge accounting if these contracts were used as hedging instruments; and, (iii) adds new filing requirements for greater clarity on the impact of these contracts. These modifications will be applicable form 1 January 2026.
•IFRS 18 Presentation and Disclosure in Financial Statements, which replaces IAS 1 Presentation of Financial Statements, (i) improves the comparability of the income statement by defining its structure into three categories (operating, investing, and financing) and presenting defined subtotals, including operating profit; (ii) breaks down in the financial statements certain management-defined performance measures related to the income statement; and (iii) improves the aggregation of information for disclosure in the financial statements or notes. The new standard will be applicable from 1 January 2027.
•Amendments to IFRS Improvement Cycle: introduces minor amendments, effective from 1 January 2026, to the following standards:
•IFRS 1 First-time Adoption of International Financial Reporting Standards, for hedge accounting in first adoption.
•IFRS 7 Financial Instruments: Disclosures: updated references and alignment with IFRS 13, as well as clarifications in the Implementation Guidance.
•IFRS 9 Financial Instruments: amendment to apply derecognition criteria to lease liabilities recorded by the lessee and replacement of the term 'transaction price' with 'the amount determined in accordance with IFRS 15'.
•IFRS10 Consolidated Financial Statements: Determining a 'de facto agent'.
•IAS 7 Statement of Cashflows: replacing the term 'cost method' with 'cost'.
Finally, at the date of approval of these consolidated annual accounts, the following standards which effectively come into force after 31 December 2025 had not yet been adopted by the European Union:
•IFRS 19 Subsidiaries without Public Accountability: Disclosures: this new standard works alongside other IFRS Accounting Standards. An eligible subsidiary applies the requirements in other IFRS Accounting Standards except for the disclosure requirements and instead applies the reduced disclosure requirements in IFRS 19. A subsidiary is eligible if: (i) it does not have public accountability; and (ii) it has an ultimate or intermediate parent that produces consolidated financial statements available for public use that comply with IFRS Accounting Standards. Applicable from 1 January 2027.
•IFRS 19 Subsidiaries without Public Accountability: Disclosures: these new amendments help eligible subsidiaries reduce disclosures related to IFRS standards and amendments issued between February 2021 and May 2024. With these amendments, IFRS 19 reflects the IFRS changes that will take effect up to 1 January 2027, when IFRS 19 will become applicable.
•Amendments to IAS 21 The effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency: establishes how to translate financial statements when the presentation currency is subject to hyperinflation. Requires converting all amounts, including comparatives, at the closing exchange rates and restating them in accordance with IAS 29. Furthermore, introduces additional disclosures to enhance comparability and reduce diversity in practice. Applicable from 1 January 2027, with early application permitted.
Grupo Santander is currently analyzing the possible effects of these new standards and interpretations, and unless expressly indicated otherwise, no significant impacts are expected from their application.
During 2025, the Group completed the project to adapt its accounting policies relating to hedging transactions to the hedge accounting requirements set out in IFRS 9 (see Note 2.d.v). The main impacts of this change on the accounting for hedging relationships are primarily due to: (i) the mandatory separation of the time value of options (when the hedged risk is the intrinsic value); (ii) and the optional separation of the forward element of foreign exchange forward contracts for all hedges, as well as (iii) the separation of the foreign currency basis spread of a foreign exchange derivative for each hedging relationship. The application of these options to hedges designated before 31 December 2024 did not have a material impact on the Group's consolidated statement of financial position or consolidated profit or loss.
All accounting policies and measurement bases with a material effect on the consolidated financial statements for 2025 were applied in the preparation of these consolidated annual accounts.
c) Use of accounting estimates
The consolidated results and the determination of consolidated equity are sensitive to the accounting policies, measurement bases and estimates used by Banco Santander in preparing the consolidated financial statements.
The main accounting policies and measurement bases are set forth in note 2.
In the consolidated financial statements estimates were occasionally made by the senior management of Grupo Santander in order to quantify certain of the assets, liabilities, income, expenses and obligations reported herein. These estimates, which were made on the basis of the best information available, relate basically to the following:
•The impairment losses on certain assets: it applies to financial assets at fair value through other comprehensive income, financial assets at amortised cost, non-current assets held for sale, investments, tangible assets and intangible assets (see Notes 6, 7, 10, 12, 13, 16, 17, 18 and 54).
•The assumptions used in the actuarial calculation of the post-employment benefit liabilities and commitments and other obligations (see Note 25).
•The useful life of the tangible and intangible assets (see Notes 16 and 18).
•The measurement of the impairment in goodwill arising on consolidation (see Note 17).
•The calculation of provisions and the consideration of contingent liabilities (see Note 25).
•The fair value of certain unquoted assets and liabilities (see Notes 6, 7, 8, 9, 10, 11, 20, 21 and 22).
•The recoverability of deferred tax assets (see Note 27).
•The fair value of the identifiable assets acquired and the liabilities assumed in business combinations in accordance with IFRS 3 (see Note 17).
•The measurement of assets under reinsurance contracts and liabilities under insurance contracts (see Note 15).
To update the previous estimates, the Group's management has taken into account the current macroeconomic scenario, characterized by persistent geopolitical tensions and changing financial conditions, as well as the evolution of monetary and fiscal policies in major economies. The analysis also considers developments in interest rates, credit spreads, and currency movements, along with labor market trends in the geographies where the Group operates.
The Group's management has evaluated in particular the uncertainties caused by the current environment in relation to credit risk, maintaining active oversight of clients in geographies and sectors more exposed to international trade tensions, global geopolitical uncertainty and the impact of public debt containment policies or fiscal stimulus measures, liquidity and market risks, taking into account the best available information, to estimate the impact on the credit portfolio's impairment provision, and in the debt instruments' interest rates and valuation, developing in the notes the main estimates made during the period ended December 31, 2025 (see notes 10, 17, 50 and 54).
Although these estimates have been made on the basis of the best information available at the end of the year 2025, and considering information updated at the date of preparation of these consolidated annual accounts, it is possible that events that may take place in the future may make it necessary to modify them (upwards or downwards) in the coming years, which would be done, if appropriate, in a prospective manner, recognising the effects of the change in estimate in the corresponding consolidated income statement.
d) Information relating to 2024 and 2023
The information in the consolidated income statement from 2024 and 2023 has been restated, as a result of the agreement for the sale of Santander Bank Polska S.A. by Grupo Santander, as required by IFRS 5 (see, mainly, Notes 3 and 37, as well as the rest of the notes of the profit and loss account).
Additionally, the segment information corresponding to the years ended 31 December 2024 and 2023 has been restated, in accordance with the changes in the segments' composition of Grupo Santander, as required by IFRS 8 (see note 52).
The information contained in the consolidated income statements relating to the periods 2024 and 2023 has been modified as a result of the retrospective application of the change in the presentation for certain charges in the amounts of EUR 403 million and EUR 352 million, respectively (see Note 1.b).
In order to interpret the changes in the balances with respect to 31 December 2025, it is necessary to take into consideration the exchange rate effect arising from the volume of foreign currency balances held by Grupo Santander in view of its geographic diversity (see note 52.b) and the impact of the appreciation/depreciation of the various currencies against the euro in 2025, based on the exchange rates at the end of 2025: Mexican peso (2.05%), US dollar (-11.62%), Brazilian real (-0.47%), Argentinian peso (-37.23%), Sterling pound (-4.99%), Chilean peso (-2.57%), and Polish zloty (1.30%); as well as the evolution of the comparable average rates: Mexican peso (-8.95%), US dollar (-4.15%), Brazilian real (-7.86%), Sterling pound (-1.20%), Chilean peso (-4.90%) and Polish zloty (1.56%).
e) Capital management
i. Regulatory and economic capital
Credit institutions must comply with a set of minimum capital and liquidity requirements. These minimum requirements are regulated by the European Capital Requirements Regulation (CRR), which is directly applicable within the Spanish legal framework, and by the Capital Requirements Directive (CRD).
On 19 June 2024, the final texts of the update to the banking package were published in the Official Journal of the European Union: Regulation (EU) 2024/1623 (hereinafter, CRR 3), which amends the CRR with regard to requirements for credit risk, credit valuation adjustment risk, operational risk, market risk and the floor on risk-weighted assets (known as the output floor), as well as Directive (EU) 2024/1619 (hereinafter, CRD VI), which amends the CRD as regards supervisory powers, sanctions, third-country branches, and environmental, social and governance risks.
The update to the banking package aims, on the one hand, to implement the final Basel III reforms and, on the other, to strengthen the harmonisation of banking supervision within the European Union (EU).
CRR 3, applicable since 1 January 2025, introduce greater risk sensitivity into standardised approaches, reduce the variability of risk-weighted assets among banks using internal models to calculate capital requirements, and enhance comparability across banks.
Under CRD VI, the ambition to achieve more robust supervision and to safeguard financial stability is reflected in a set of rules affecting fit-and-proper requirements, an extended scope resulting from the revision of certain definitions, and new provisions regarding the establishment of third-country branches in the EU, with the aim of achieving greater regulatory harmonisation and improved supervision of this type of entity.
Although most CRR 3 provisions apply since 1 January 2025, for certain provisions the regulator has established a gradual implementation (phase-in) period until 2030 in order to give the industry sufficient time to build up the capital required to meet the requirements on a fully loaded basis.
Regarding Market Risk, the European Commission and the European Parliament have approved an additional 12-month delay to the entry into force of the new market risk capital framework, or FRTB, until 1 January 2027. Beyond this date, the CRR 3 does not allow for any further delay, as postponements are limited to two years. This delay also covers other provisions, such as the separation between the trading book and the banking book, the internal risk transfer regime, etc.
The CRR 3/CRD VI package contains 140 mandates for the EBA to develop Level 2 or Level 3 legislation (regulatory technical standards, implementing technical standards and guidelines—RTS, ITS and GL, for their acronyms) and to issue opinions and reports to further specify certain aspects of the regulation. In this context, the EBA published its roadmap (EBA Roadmap) at the end of 2023, structuring the implementation of the banking package around four sequential phases, under which the authority will address the various mandates in an orderly manner based on their latest legal application dates (up to four years after the entry into force of CRR 3 and CRD VI). In addition, at the end of 2024, the EBA published its 2025 work programme, setting out the guidelines for addressing these mandates during the year. This has resulted in the publication of various consultations throughout the year on RTS, ITS and Guidelines, such as, for example:
–Regulatory Technical Standards (RTS) on off-balance-sheet exposures and unconditionally cancellable commitments
–Regulatory Technical Standards (RTS) on material changes to IRB models and model extensions
–Revision of the Guidelines on the revised definition of default
–Regulatory Technical Standards (RTS) and Implementing Technical Standards (ITS) on operational risk
In its 2025 Work Programme, the EBA undertook, among other initiatives, the revision of the SREP Guidelines, the consultation for which was published on 24 October, with the aim of updating them based on three pillars: legislative changes (CRR 3 and CRD VI, IRRBB/CSRBB, DORA, etc.), lessons learned, and structural changes intended to improve the usability of the Guidelines. The consultation period was set to run until early February 2026, and following the conclusion of the consultation process, the Guidelines are expected to enter into force on 1 January 2027.
On 28 July 2025, the ECB published a revised version of its Guide to Internal Models, with the objective of reflecting the regulatory changes introduced by CRR 3 in relation to internal models for credit, counterparty credit and market risk; clarifying supervisory expectations for internal models that make use of machine learning; and enhancing transparency and supervisory harmonisation. This revision builds on the experience accumulated by the ECB since the first publication of the Guide in 2019.
On 25 July 2025, the ECB also published the final Guide on Options and Discretions, following a consultation process launched in November 2024. The Guide introduces clarifications and adjustments to the treatment of market risk and operational risk, as well as to the conditions under which minority interests may be included in group capital, among other aspects.

Regarding resolution regulation, institutions are required to maintain an adequate funding structure to ensure that, in the event of financial distress, they hold sufficient liabilities to absorb losses and either restore viability or be resolved while safeguarding depositor protection and financial stability. To this end, global systemically important institutions are subject to minimum loss-absorbing capacity requirements, namely Total Loss-Absorbing Capacity (TLAC) and the Minimum Requirement for own funds and Eligible Liabilities (MREL), as regulated under CRR 3 and the Bank Recovery and Resolution Directive (BRRD).
On 25 October 2022, a regulation on the prudential treatment of global systemically important institutions was published, amending both the CRR and the BRRD with respect to the prudential treatment of G-SIBs with a multiple point of entry (MPE) resolution strategy, as well as the methods for the indirect subscription of eligible instruments (daisy chains) for the purpose of meeting MREL requirements. This regulation, known as the Resolution 'Quick Fix', pursues two main objectives:
•The inclusion in the BRRD and CRR 3 of references to third-country subsidiaries allowing for adjustments to the deduction for holdings of TLAC instruments issued by such subsidiaries, based on excess TLAC/MREL at subsidiary level, as well as adjustments in cases where the aggregate own funds and eligible liabilities requirements of a G-SIB under an MPE strategy exceed the theoretical requirements of the same group under a single point of entry (SPE) strategy. This adjustment is therefore based on a comparison between the two possible resolution strategies.
•The introduction of a deduction regime for holdings of MREL instruments through entities within the same resolution group other than the resolution entity. The Regulation establishes a deduction at the level of the intermediate entity within the daisy chain that repurchases the instruments. As a result, the intermediate entity is required to issue an equivalent amount, thereby transferring internal MREL needs to the resolution entity, which will cover them with external MREL.
In this context, in 2025 the EBA published the Final Report on the draft Implementing Technical Standards (ITS) on resolution planning, aimed at further harmonising reporting requirements.
Regarding Deposit Guarantee Schemes (DGS), these are regulated under the Deposit Guarantee Schemes Directive (DGSD), which has not undergone substantial amendments since its publication in 2014. The Directive aims to harmonise DGS across Member States to ensure stability and consistency across countries. It establishes an appropriate framework to improve depositor access to DGS through a clear scope of coverage, short repayment periods, enhanced information, and robust funding requirements. The Directive has been transposed into Spanish law through Royal Decree 2606/1996, as amended by Royal Decree 1041/2021.
To ensure the protection of depositors, DGS collect financial resources through contributions from their members, which must be paid at least annually. These annual contributions are determined based on the number of covered deposits and the risk profile of the institutions affiliated with the DGS. The methodology for calculating contributions is set out in the EBA Guidelines (EBA/GL/2023/02).
In June 2025, the Council and the European Parliament reached a political agreement, which still needs to be finalized at a technical level as a prerequisite for its final formal approval.
Within the sustainability field from a prudential perspective, the implementation of the CRR 3/CRD VI package has progressed, introducing specific requirements to integrate environmental, social and governance (ESG) risks into the prudential framework. With the aim of assessing whether a specific prudential treatment is warranted, the CRR establishes three mandates: to assess the availability of ESG risk data; to evaluate the effective risk profile of exposures affected by environmental or social factors; and to analyse the potential effects on financial stability of differentiated prudential treatment, with a view to possible legislative proposals by 31 December 2026.
In addition, the CRR 3/CRD VI package introduces disclosure requirements on ESG risks, reporting of ESG risk exposures to competent authorities, and an obligation for institutions to develop specific plans for managing financial risks arising from ESG factors, including those related to transition trends.
In this context, the EBA published in January 2025 the Guidelines on the Management of ESG Risks, fulfilling the CRD VI mandate to structurally integrate ESG risks into the European prudential framework. These Guidelines set out minimum standards and reference methodologies for the identification, measurement, management and monitoring of ESG risks, as well as their proper integration into internal governance processes, risk appetite frameworks and strategic planning. The Guidelines also specify minimum requirements for the development of transition plans, which must include metrics, quantifiable targets and time-bound milestones aligned with institutions’ sustainability strategies and prudential requirements. Their application will be mandatory from 11 January 2026, consolidating a prudential framework that strengthens the systematic consideration of ESG risks in supervisory and risk management processes.
At the international level, the Basel Committee on Banking Supervision (BCBS) has continued to advance work on ESG-related standards. In June 2025, the Committee published a voluntary framework for the disclosure of climate-related financial risks, aimed at guiding internationally active banks in the provision of qualitative and quantitative information on their exposures to physical and transition risks. The framework acknowledges the still nascent state of climate data availability, consistency and quality, and therefore adopts a flexible approach that allows for the use of different metrics and methodologies. While its adoption will depend on jurisdictional decisions, the Committee considers this framework an important step towards enhancing transparency and international comparability of climate risk disclosures and intends to monitor its implementation with a view to potential future revisions.
In the digital field, due to the increase in international crypto assets activities, the EU is moving forward with the integration of Basel standards on crypto-assets through the mandate set out in CRR 3, which will enable the establishment of a harmonised prudential treatment once the legislative process is completed. In fulfilment of the CRR 3 mandate, the EBA has finalised and published the draft Regulatory Technical Standards (RTS) applicable to the calculation of own funds requirements for crypto-asset exposures.

At 31 December 2025 Grupo Santander met the minimum capital requirements established by current legislation (see note 54.d). Additionally, it should be noted that the Group has filed an appeal with the Court of Justice of the European Union (CJEU) requesting the annulment of a decision by the European Central Bank (ECB) related to the treatment of deferred tax assets generated at Banco Santander Brasil, which, if resolved favourably, would have a positive impact of approximately 20 basis points on the Group's CET1, using the amounts at the end of the year.
f) Environmental impact
In view of the business activities carried on by the Group entities, the Group does not have any environmental liability, expenses, assets, provisions or contingencies that might be material with respect to its consolidated equity, financial position or results (see note 54.a).
g) Events after the reporting period
On 9 January 2026, after obtaining the necessary regulatory approvals and fulfilling the conditions for closing, the Group completed the sale of 49% of the share capital of Santander Bank Polska S.A. and 50% of the share capital of Santander Towarzystwo Funduszy Inwestycyjnych S.A. (TFI, the asset management business in Poland) to Erste Group Bank AG for a total cash amount of approximately EUR 7,000 million. The transaction generated a net capital gain of approximately EUR 1,900 million, which will be recognized in the consolidated income statement for the 2026 financial year. Santander holds the 9.7% of Santander Polska's share capital.
The transaction resulted in the loss of effective control over the entity, and therefore, effective as of 9 January 2026, Santander Bank Polska S.A. will cease to be consolidated using the global integration method in the Group's consolidated financial statements from that date forward.
Additionally, on 3 February 2026, Banco Santander, S.A. ('Santander') announced that it had reached an agreement to acquire Webster Financial Corporation ('Webster'), the parent company of Webster Bank, N.A., for approximately USD 12,200 million (around EUR 10,300 million). Webster shareholders will receive USD 48.75 in cash and 2.0548 Santander shares for each Webster share, resulting in a total consideration of USD 75 per Webster share. Completion of the transaction is expected to take place in the second half of 2026 subject to the customary conditions for this type of operations, including obtaining the relevant regulatory approvals and the approvals of both Webster's and Santander's shareholders.